UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21835______

_______BlackRock Long-Term Municipal Advantage Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Long-Term Municipal Advantage Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2006

BlackRock Long-Term Municipal Advantage Trust (BTA)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—98.3%
		Municipal Bonds—97.4%
		California—14.1%
NR3	$ 7,000	Irvine Unified Sch. Dist. Fin. Grp. II ST, Ser. A, 5.125%, 9/01/36	03/07 @ 103	$ 7,111,790
BBB	72,945	Stanislaus Cnty. Tobacco Sec. Cap. Apprec. RB, Ser. A, Zero Coupon, 6/01/46	06/16 @ 18.256	7,709,557
BBB+	7,250	Statewide Cmntys. RB, Daughters of Charity Proj., Ser. A, 5.00%, 7/01/39	07/15 @ 100	7,409,137
BBB	60,000	Statewide Fin. Auth. Tobacco Settlement Cap. Apprec. RB, Turbo Pooled Prog., Ser. A,
		Zero Coupon, 6/01/46	06/16 @ 15.782	5,325,000

				27,555,484

		District of Columbia—13.0%
		Tobacco Settlement Fin. Corp. Asset Bkd. RB,
BBB	6,880	6.25%, 5/15/24	05/11 @ 101	7,320,045
BBB	15,415	6.50%, 5/15/33	No Opt. Call	17,992,850

				25,312,895

		Florida—1.0%
NR	1,150	Baywinds Cmnty. Dev. Dist. SA, Ser. A, 5.25%, 5/01/37	05/16 @ 100	1,164,375
AAA	865	JEA RB, Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	872,655

				2,037,030

		Georgia—0.5%
BBB	1,000	Cobb Cnty. Dev. Auth. RB, Wst. Mgt., Inc. Proj., Ser. A, 5.00%, 4/01/33, AMT	04/16 @ 101	1,011,330

		Idaho—2.7%
		Madison Cnty. Hosp. COP,
BBB-	2,145	5.25%, 9/01/26	09/16 @ 100	2,240,796
BBB-	1,000	5.25%, 9/01/30	09/16 @ 100	1,040,620
BBB-	2,000	5.25%, 9/01/37	09/16 @ 100	2,071,620

				5,353,036

		Illinois—9.9%
		Fin. Auth. RB,
A-	14,890	Illinois Inst. of Technology Proj., Ser. A, 5.00%, 4/01/36	04/16 @ 100	15,286,223
BBB-	4,000	Proctor Hosp. Proj., 5.125%, 1/01/25	01/16 @ 100	4,064,000

				19,350,223

		Indiana—2.7%
Baa2	5,000	Delaware Cnty. Hosp. Auth. RB, Ball Memorial Hosp., Inc. Proj., 5.25%, 8/01/36	08/16 @ 100	5,190,150

		Montana—2.1%
		Two Rivers Auth. RB,
NR	1,500	7.25%, 11/01/21	11/11 @ 107	1,500,915
NR	2,600	7.375%, 11/01/27	11/11 @ 107	2,607,722

				4,108,637

		Nevada—5.7%
NR	6,600	Henderson Local Impvt. Dists. SA, No. T-18 Proj., 5.30%, 9/01/35	03/07 @ 103	6,708,702
AAA	4,325	Truckee Meadows Wtr. Auth. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	4,451,506

				11,160,208

		New Hampshire—2.7%
BBB	5,000	Business Fin. Auth. RB, Wst. Mgmt., Inc. Proj., 5.20%, 5/01/27, AMT	05/16 @ 101	5,189,350

		New Jersey—4.0%
BBB	7,335	Tobacco Settlement Fin. Corp. Asset Bkd. RB, 5.75%, 6/01/32	06/12 @ 100	7,711,506

		New Mexico—7.9%
BBB	15,000	Farmington PCRB, Public Service Co. Proj., Ser. B, 4.875%, 4/01/33	04/16 @ 101	15,365,250

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—6.8%
BBB	$ 5,000		Nassau Cnty. Tobacco Settlement Corp. Asset Bkd. RB, Ser. A2, Zero Coupon, 6/01/26	06/16 @ 100	$ 4,422,850
B	7,600		New York City Indl. Dev. Agcy. RB, American Airlines, Inc., JFK Intl. Arpt. Proj.,
			7.625%, 8/01/25, AMT	08/16 @ 101	8,926,960

					13,349,810

			Puerto Rico—3.6%
BBB-	6,825		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/36	03/16 @ 100	6,968,530

			Texas—16.6%
BBB	10,000		Alliance Arpt. Auth., Inc. Spl. Fac. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	10,136,700
Baa2	10,000		Brazos River Auth. PCRB, TXU Energy Co. LLC Proj., 5.00%, 3/01/41, AMT	03/11 @ 100	10,048,000
AAA	7,000		Dallas-Fort Worth Intl. Arpt. Facs. Impvt. Corp. RB, Ser. A, 5.00%, 11/01/35, FSA, AMT	11/08 @ 100	7,069,720
AAA	34,560		Leander Indpt. Sch. Dist. GO, Zero Coupon, 8/15/42, PSF	08/14 @ 21.126	5,066,842

					32,321,262

			Virginia—3.3%
			Peninsula Ports Auth. RB, Baptist Homes Proj.,
NR	3,250		Ser. C, 5.375%, 12/01/26	12/16 @ 100	3,335,182
NR	3,000		Ser. C, 5.40%, 12/01/33	12/16 @ 100	3,072,510

					6,407,692

			Washington—0.8%
AAA	1,500		Hlth. Care Facs. Auth. RB, Providence Hlth. Sys. Proj., 4.50%, 10/01/35, FGIC	10/16 @ 100	1,487,985

			Total Municipal Bonds		189,880,378

			Tender Obligation Municipal Bonds—0.9%
			California—0.1%
AAA	5	[4]	Golden St. Tobacco Sec. Corp. RITES, Ser. 1271, 6/01/45, AMBAC	06/15 @ 100	139,000
AAA	5	[4]	Univ. of California RITES, Ser. 1274, 5/15/38, MBIA	05/13 @ 101	98,850

					237,850

			Georgia—0.2%
AAA	5	[4]	Atlanta Arpt. Passenger Fac. RITES, Ser. 1283, 1/01/33, FSA	07/14 @ 100	79,950
AAA	5	[4]	Atlanta Wtr. & Wstwtr. RITES, Ser. 1273, 11/01/43, FSA	11/14 @ 100	236,800

					316,750

			Illinois—0.1%
AAA	5	[4]	Chicago O’Hare Intl. Arpt. RITES, Ser. 1284, 1/01/33, FGIC	01/16 @ 100	123,750

			Indiana—0.1%
AA	10	[4]	Carmel Redev. Auth. Lease RITES, Ser. 1275, 2/01/33	02/16 @ 100	180,079

			Nebraska—0.0%
AAA	5	[4]	Omaha Pub. Pwr. Dist. Elec. RITES, Ser. 1289, 2/01/36, FGIC	02/16 @ 100	59,900

			New York—0.3%
Aa3	5	[4]	Liberty Dev. Corp. RITES, Ser. 1288, 10/01/35	No Opt. Call	259,500
Aa2	5	[4]	New York City Mun. Wtr. Fin. Auth. RITES, Ser. 1314, 6/15/39	06/15 @ 100	248,000

					507,500

			North Carolina—0.1%
AA	5	[4]	Charlotte-Mecklenberg Hosp. Auth. RITES, Ser. 1272, 1/15/45	01/15 @ 100	205,761
AA+	5	[4]	Univ. of No. Carolina Chapel Hill RITES, Ser. 1287, 12/01/34	12/15 @ 100	101,240

					307,001

			Texas—0.0%
AAA	5	[4]	New Caney Indpt. Sch. Dist. RITES, Ser. 1286, 2/15/35, PSF	02/16 @ 100	51,971

			Total Tender Obligation Bonds		1,784,801

			Total Long-Term Investments (cost $185,819,652)		191,665,179

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			SHORT-TERM INVESTMENTS—0.3%
			Nebraska—0.1%
A-1+	$ 141	[5]	American Pub. Energy Agcy. Gas Sply. RB, Ser. A, 3.75%, 10/05/06, FRWD	N/A	$ 141,000

	Shares
	(000)

			Money Market Fund—0.2%
NR	400		AIM Tax Free Cash Reserve Portfolio	N/A	400,000

			Total Short-Term Investments (cost $541,000)		541,000

			Total Investments—98.6% (cost $186,360,6526)		$192,206,179
			Other assets in excess of liabilities—1.4%		2,654,763

			Net Assets—100%		$194,860,942

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]	Residual Interest/Tax Exempt Municipal Bonds—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[6]	Cost for Federal income tax purposes is $186,360,467. The net unrealized appreciation on a tax basis is $5,845,712, consisting of $5,845,712 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	PSF	—	Public School Fund Guaranteed
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RITES	—	Residual Interest Tax Exempt Bond
FRWD	—	Floating Rate Weekly Demand	SA	—	Special Assessment
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation	XLCA	—	XL Capital Assurance
MBIA	—	Municipal Bond Insurance Assoc.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Long-Term Municipal Advantage Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006